Schedule of Deferred Tax Assets and Liabilities (Details) - EUDA Health Limited [Member] - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Net operating loss carryforwards	$ 926,789	$ 943,314	$ 812,715	$ 548,937
Allowance for doubtful account	14,961	11,941	13,736	6,443
Less: valuation allowance	(941,750)	(955,255)	(826,451)	(555,380)
Deferred tax assets, net
Customer relationship	32,121	38,080	49,294	78,419
Deferred tax liabilities, net	$ 32,121	$ 38,080	$ 49,294	$ 78,419